RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended		9 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Member of the Board of Directors [Member]	Sep. 30, 2013 Tin Cup Llc [Member]	Sep. 30, 2013 Affiliate [Member]	Dec. 31, 2012 Affiliate [Member]	Sep. 30, 2013 Members of the Board of Directors and Officers [Member]	Sep. 30, 2013 Members of the Board of Directors and Officers [Member]	Dec. 31, 2012 Members of the Board of Directors and Officers [Member]	Sep. 30, 2012 Three Officers And Directors [Member]	Sep. 30, 2013 Three Officers And Directors [Member]	Dec. 31, 2012 Three Officers And Directors [Member]
Related Party Transaction [Line Items]
Due from others, related party	$ 119,809				$ 119,809
Due to others - related party	817,585	15,000			15,000		8,065	8,065
Common shares issued for services, shares	200,000							200,000	5,325,000
Common shares issued for services, value	17,600							17,600	5,325
Price per share								$ 0.088	$ 0.001
Consulting fees	15,000				55,000	15,000				40,684	188,361	180,892
Proceeds from issuance of promissory note - related parties	600,000		300,000				209,520	300,000
Secured convertible promissory notes				$ 250,000